Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 3,736,296	¥ 3,140,736
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Investment securities	32,749,405	31,051,461
Loans and advances	104,635,815	97,714,938
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	11,149	14,447
Financial assets at fair value through profit or loss	274	260
Investment securities	136,521	98,430
Loans and advances	2,817,366	2,729,910
Total	2,965,310	2,843,047
Maximum exposure to loss from interests in unconsolidated structured entities	4,289,574	3,902,125
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	60,168	43,693
Financial assets at fair value through profit or loss	976,983	1,115,719
Investment securities	49,693	36,477
Total	1,086,844	1,195,889
Maximum exposure to loss from interests in unconsolidated structured entities	1,087,993	1,197,191
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	98,671	126,210
Loans and advances	7,099,366	6,057,533
Total	7,198,037	6,183,743
Maximum exposure to loss from interests in unconsolidated structured entities	8,117,297	6,986,116
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	194	337
Loans and advances	601,975	556,426
Total	602,169	556,763
Maximum exposure to loss from interests in unconsolidated structured entities	751,194	710,918
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	71,317	58,140
Financial assets at fair value through profit or loss	1,075,928	1,242,189
Investment securities	186,408	135,244
Loans and advances	10,518,707	9,343,869
Total	11,852,360	10,779,442
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 14,246,058	¥ 12,796,350